Condensed Consolidated Statements of Cash Flows (USD $)	9 Months Ended				12 Months Ended					0 Months Ended	12 Months Ended
	Oct. 01, 2011	Oct. 02, 2010	Oct. 02, 2010 Ergotron, Inc	Oct. 03, 2009 Ergotron, Inc	Dec. 31, 2009 Ergotron, Inc	Dec. 31, 2008 Ergotron, Inc	Dec. 31, 2007 Ergotron, Inc	Dec. 19, 2009 Predecessor	Dec. 31, 2008 Predecessor	Dec. 31, 2009 Successor	Dec. 31, 2010 Successor
Cash flows from operating activities:
Net (loss) earnings	$ (55,100,000)	$ (3,300,000)	$ 14,139,565	$ 8,189,694	$ 11,264,057	$ 1,519,041	$ 5,674,299	$ 195,300,000	$ (780,700,000)	$ (3,400,000)	$ (13,400,000)
Adjustments to reconcile net (loss) earnings to net cash provided by operating activities:
Deferred income tax					1,849,433	(2,219,353)	36,579
Depreciation and amortization expense	71,800,000	72,700,000			4,794,696	4,054,284	3,374,330	57,700,000	68,600,000	6,200,000	91,700,000
Equity in income of unconsolidated affiliate						0	(125,767)
Loss from debt retirement	33,800,000	0						0	9,900,000	0	0
Non-cash interest expense, net	4,100,000	1,400,000						45,500,000	8,300,000	0	2,100,000
Gain on settlement of liabilities subject to compromise	0	0						(539,900,000)	0	0	0
Elimination of Predecessor deferred debt expense and debt discount	0	0						42,600,000	0	0	0
Non-cash fresh-start accounting adjustments	0	0						(131,000,000)	0	0	0
Non-cash goodwill impairment charge	0	0						284,000,000	710,000,000	0	0
Non-cash write-down of foreign subsidiaries	0	0						2,800,000	3,300,000	0	0
Non-cash share-based compensation expense	400,000	1,900,000			188,588	166,774	97,162	100,000	100,000	0	2,800,000
Excess tax benefits from stock-based compensation					(545,939)
Other					63,950	(80,857)	(31,015)
Gain on sale of property and equipment	(100,000)	(200,000)						0	(2,700,000)	0	(200,000)
Deferred federal income tax (benefit) provision	(27,200,000)	(27,300,000)						65,200,000	11,100,000	(1,300,000)	(18,800,000)
Changes in certain assets and liabilities, net of effects from acquisitions:
Accounts receivable, net	(3,600,000)	(16,800,000)			(5,559,960)	(488,829)	923,553	(400,000)	47,400,000	13,400,000	(9,600,000)
Inventories	(21,100,000)	(30,900,000)			4,234,671	(3,218,497)	(121,258)	44,900,000	5,600,000	5,600,000	(23,400,000)
Prepaid and other current assets	(20,600,000)	400,000			293,185	(372,676)	(44,043)	(13,500,000)	1,100,000	3,900,000	2,800,000
Other assets						42,162	(78,469)
Accounts payable	(6,300,000)	35,300,000			2,138,753	1,002,960	7,412,371	(12,500,000)	(33,700,000)	(13,100,000)	22,500,000
Accrued expenses and taxes	53,100,000	38,300,000			1,935,168	(2,599,840)	(394,135)	(14,000,000)	1,600,000	(3,700,000)	(4,000,000)
Income taxes payable					(255,007)	356,420	523,190
Long-term assets, liabilities and other, net	4,600,000	3,000,000			(239,527)	(492,783)	(470,770)	(5,400,000)	4,500,000	(800,000)	(5,600,000)
Total adjustments to net (loss) earnings	88,900,000	77,800,000						(173,900,000)	835,100,000	10,200,000	60,300,000
Net cash provided by (used in) operating activities	33,800,000	74,500,000	14,524,122	19,109,391	20,162,068	(2,331,194)	16,776,027	21,400,000	54,400,000	6,800,000	46,900,000
Cash flows from investing activities:
Capital expenditures	(13,900,000)	(12,600,000)	(3,152,304)	(1,876,615)	(3,809,229)	(4,654,754)	(3,123,951)	(17,900,000)	(25,400,000)	(500,000)	(19,800,000)
Net cash paid for businesses acquired	(30,900,000)	(9,200,000)				0	244,556	(14,100,000)	(32,700,000)	0	(285,200,000)
Investment in joint venture	(5,300,000)	0						0	0	0	0
Proceeds from the sale of property and equipment	600,000	500,000			10,050	28,692	0	2,200,000	8,500,000	0	400,000
Change in restricted cash and marketable securities	200,000	1,200,000						(1,200,000)	300,000	600,000	1,200,000
Other, net	200,000	0						(2,900,000)	(1,900,000)	(200,000)	0
Net cash used in investing activities	(49,100,000)	(20,100,000)			(3,799,179)	(4,626,062)	(2,879,395)	(33,900,000)	(51,200,000)	(100,000)	(303,400,000)
Cash flows from financing activities:
Increase in borrowings	80,600,000	47,900,000						64,700,000	279,400,000	300,000	133,100,000
Payment of borrowings	(99,300,000)	(138,000,000)						(143,800,000)	(111,000,000)	(4,100,000)	(149,100,000)
Net change in related party note payable						0	(390,790)
Checks written in excess of bank balance					(820,496)	(129,538)	856,675
Repayment of long-term debt			(187,500)	(187,500)	(225,000)	(600,000)	(1,125,000)
Dividends paid to shareholders					(4,746,848)
Excess tax benefits from stock-based compensation					545,939
Redemption and retirement of common stock					(57,751)	0	(14,496,739)
Cash advances and interest on shareholder note receivables			(514,057)	(736,480)	(805,501)
Issuance of common stock, net of shareholder note receivables			83,262	69,864	379,220	83,643	983,343
Net proceeds from the sale of the 10% Senior Unsecured Notes due 2018	0	0						0	0	0	250,000,000
Net proceeds from the sale of the 10% Senior Secured Notes due 2013	0	0						0	742,200,000	0	0
Payments on long-term lines of credit	0	0	(8,865,145)	(39,484,542)	(39,484,542)	(96,254,508)	(3,733,485)	0	(755,500,000)	0	0
Sale of the 8.5% Senior Notes due 2021	500,000,000	0						0	0	0	0
Net proceeds on long-term lines of credit	348,200,000	0	4,129,283	29,500,047	34,235,909	97,544,422	12,428,065	0	0	0	0
Redemption of the 11% Senior Secured Notes due 2013	(753,300,000)	0						0	0	0	0
Fees paid in connection with new debt facilities	(58,700,000)	0						(4,100,000)	(33,800,000)	0	(9,500,000)
Equity investment by Nortek Holdings, Inc.	0	0						0	4,200,000	0	0
Payment of minimum withholding taxes in connection with vesting of restricted stock	(2,700,000)	0						0	0	0	0
Other, net	0	(700,000)						200,000	100,000	0	100,000
Net cash provided by (used in) financing activities	14,800,000	(90,800,000)	(5,354,157)	(10,838,611)	(10,979,070)	644,019	(5,477,931)	(83,000,000)	125,600,000	(3,800,000)	224,600,000
Effect of exchange rate changes on cash and cash equivalents					3,747	(451,642)	62,328
Net change in unrestricted cash and cash equivalents	(500,000)	(36,400,000)	6,017,661	6,394,165	5,387,566	(6,764,879)	8,481,029	(95,500,000)	128,800,000	2,900,000	(31,900,000)
Unrestricted cash and cash equivalents at the beginning of the period	57,700,000	89,600,000	7,241,377	1,853,811	1,853,811	8,618,690	137,661	182,200,000	53,400,000	86,700,000	89,600,000
Unrestricted cash and cash equivalents at the end of the period	57,200,000	53,200,000	13,259,038	8,247,976	7,241,377	1,853,811	8,618,690	86,700,000	182,200,000	89,600,000	57,700,000
Cash paid during the year for:
Interest paid	58,200,000	44,300,000	62,791	214,902	470,176	644,069	437,100	116,100,000	118,500,000	100,000	86,600,000
Income taxes (refunded) paid, net	(5,500,000)	11,600,000	5,966,073	1,615,669	4,154,481	2,482,371	2,114,775	12,800,000	10,700,000	200,000	18,400,000
Cash Received During The Year For
Interest					8,870	32,693	217,342
Income taxes			$ 24,732	$ 109,787	$ 708,339	$ 177,715	$ 159,613